Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2018 were as follows:

	Shanghai Autohome
	RMB	US$
Balance at December 31, 2017	—	—
Goodwill acquired	145,063,857	21,098,663

Balance at December 31, 2018	145,063,857	21,098,663